Contingencies and Commitments	12 Months Ended
Dec. 31, 2013
Contingencies and Commitments
Contingencies and Commitments

26.  Contingencies and Commitments

a)    Supplier contract

In order to better manage the Group’s unit costs and to secure adequate and timely supply of polysilicon and silicon wafers during the periods of shortages of polysilicon and silicon wafer supplies, the Group entered into a number of multi-year supply agreements in amounts that were expected to meet the Group’s anticipated production needs. As a condition to its receiving the raw materials under those agreements, and in line with industry practice, the Group was required to, and has made prepayments for all, or a portion, of the total contract price to the suppliers, which are then offset against future purchases. The Group has completed re-negotiating certain of its supplier arrangements and is currently in the process of re-negotiating the remaining prepayment obligations with its suppliers.

Set out below are the Group’s fixed obligations under these multi-year contracts including “take or pay” arrangements.

Obligations under Multi-year Supply Agreements, including “Take or Pay” Supply Agreements

The Group’s multi-year supply agreements with some suppliers are structured as fixed price and quantity “take or pay” arrangements which allow the supplier to invoice the Group for the full stated purchase price of polysilicon or silicon wafers the Group is obligated to purchase each year, whether or not the Group actually purchases the contractual volume. In addition to the “take or pay” supply agreements, the Group has also entered into other multi-year supply agreements to purchase fixed volumes of polysilicon or silicon wafers from certain suppliers. Under these agreements, the purchase price is to be periodically adjusted based on prevailing market price or relevant energy price index. Purchases made under “take or pay” agreements amounted to RMB 1,600,725, RMB 1,098,601 and RMB 957,358 for the years ended December 31, 2011, 2012 and 2013, respectively. The Group’s future obligations under multi-year supply agreements, including “take or pay” supply agreements are as follows:

Twelve Months Ending December 31	“Take or pay” supply agreements	Other Multi-year supply agreements *	Total
	(in RMB)	(in RMB)	(in RMB)
2014	2,548,873	337,763	2,886,636
2015	1,665,368	339,090	2,004,458
2016	1,628,970	432,905	2,061,875
2017	1,592,571	—	1,592,571
2018	1,556,173	—	1,556,173
Thereafter	1,536,419	—	1,536,419
Total	10,528,374	1,109,758	11,638,132

* includes only purchase commitments with fixed or minimum price provisions.

In addition, the Group has also entered into other supply agreements with variable price provisions, under which the purchase price is based on market prices with price adjustment terms. The Group has committed to purchase polysilicon and silicon wafers with the quantity of 2,000 metric tons and 1,820 million pieces respectively during 2014 to 2016, which are with variable price provisions and not included in the above table.

Outstanding supplier advances made to suppliers with whom the Group has entered into “take or pay” arrangements amounted to RMB 885,102 and RMB732,394 as of December 31, 2012 and 2013, respectively.

If the Group fails to meet the obligations, including purchase quantity commitments, under the amended agreements and are unable to further renegotiate the terms of these multi-year supply agreements, the Group may be forced to forfeit certain prepayment amounts and be subject to claims or other disputes which could materially and adversely affect the Group’s results of operations, and financial position.

b)    Operating lease commitments

As of December 31, 2013, the Group has several operating lease agreements to lease certain assets, including offices, dormitory and land. These non-cancelable operating leases expire from July 2010 to May 2017, with rental fees that approximates market rents.

Future minimum obligations for operating leases are as follows:

(in RMB)
2014	51,763
2015	40,509
2016	40,523
2017	557
Thereafter	—
Total	133,352

Rent expense under all operating leases was RMB 14,992, RMB 23,357 and RMB 53,422, for the years ended December 31, 2011, 2012 and 2013, respectively.

c)     Capital expenditure

As of December 31, 2013, the Group had contracted for capital expenditure on machinery and equipment of RMB 758,171.